Other accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022
Current [Abstract]
Recoverable taxes	$ 194,918		$ 193,508
Services for port, maritime and other operations	0		112,714
Employees	4,540		4,549
Insurance claims	0		794
Others	14,633		25,530
Other accounts receivable	214,091		337,095
Non-current [Abstract]
Value added tax recoverable	195,473	[1]	273,314
Other accounts receivable	$ 409,564		$ 610,409

[1]	During the 2023 and 2022, the Value Added Tax (VAT) recovery processes have been prolonged by the tax authorities by extending the recovery periods.